Performance Management	Jun. 29, 2026
North Square Convertible Bonds ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://northsquareinvest.com, or by calling the Fund at 1-855-514-7733.

Performance One Year or Less [Text]	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://northsquareinvest.com
Performance Availability Phone [Text]	1-855-514-7733
North Square Global Infrastructure ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://northsquareinvest.com, or by calling the Fund at 1-855-514-7733.

Performance One Year or Less [Text]	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://northsquareinvest.com
Performance Availability Phone [Text]	1-855-514-7733
North Square Global Macro Bonds ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://northsquareinvest.com, or by calling the Fund at 1-855-514-7733.

Performance One Year or Less [Text]	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://northsquareinvest.com
Performance Availability Phone [Text]	1-855-514-7733
North Square Disciplined Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://northsquareinvest.com, or by calling the Fund at 1-855-514-7733.

Performance One Year or Less [Text]	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://northsquareinvest.com
Performance Availability Phone [Text]	1-855-514-7733
North Square Growth Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://northsquareinvest.com, or by calling the Fund at 1-855-514-7733.

Performance One Year or Less [Text]	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://northsquareinvest.com
Performance Availability Phone [Text]	1-855-514-7733